CAPITAL MANAGEMENT - Narrative (Details) - ZAR (R) R in Millions	Jul. 31, 2018	Jun. 30, 2018
Revolving credit facility ABSA bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R 300.0
Overdraft borrowing facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R 100.0